Equity (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]

	Years Ended December 31,
	2015	2014	2013
Risk-free interest rate	1.16% - 1.75%	0.12% - 1.98%	0.93% - 1.91%
Expected term (in years)	4.86 - 5.25	1.0 - 6.25	6.25
Dividend yield	—	—	—
Expected volatility	37% - 38%	37% - 63%	63% - 66%

Stock Option Activity
The following summarizes the activity under the Company’s stock option plans:

	Number of Options (#)	Weighted Average Exercise Price ($)	Aggregate Intrinsic Value ($)
			(In thousands)
Balance, December 31, 2014	1,847,669	$26.99
Granted	2,002,141	32.48
Exercised(1)	(449,149)	16.03	$8,582
Canceled	(401,462)	33.20
Balance, December 31, 2015	2,999,199	$31.37	$20,743
Vested, December 31, 2015(2)	947,909	$27.91	$9,613
Vested and expected to vest, December 31, 2015(2)(3)	2,685,514		$18,899

(1)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of the date of exercise and the exercise price of the underlying options. The aggregate intrinsic value of options exercised in the years ended December 31, 2015, 2014 and 2013 was $8.6 million, $20.4 million and $17.8 million, respectively,

(2)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock as of December 31, 2015, and the exercise price of the underlying options.

(3)
Represents the number of vested options as of December 31, 2015, plus the number of unvested options expected to vest as of December 31, 2015, based on the unvested options outstanding at December 31, 2015, adjusted for the estimated forfeiture.

Summary of Restricted Stock Units
The following table summarizes the status of the Company’s restricted stock units:

	Number of Shares (#)	Weighted Average Fair Value ($)
Balance, December 31, 2014	746,612	$31.40
Granted	708,446	30.37
Vested	(271,118)	28.96
Forfeited	(371,975)	33.00
Balance, December 31, 2015	811,965	$30.58